Credit Risk Manager Report
SASCO 2007-BC2
EOM Reporting Date 05/31/2007
Determination Date
06/15/2007
CRM-B Report SASCO 2007-BC2
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
SASCO 2007-BC2-A
SASCO 2007-BC2-B
Client
Lehman Lehman
Servicer
Wells Fargo Bank, N.A. HomEq Servicing Corporation
Trustee
U.S. Bank National Association U.S. Bank National Association
Depositor
Structured Asset Securities Corporation Structured Asset Securities Corporation
Securities Admin
N/A N/A
Backup Servicer
N/A N/A
Close Date
02/28/2007 02/28/2007
Custodian
N/A N/A
Determination
18th Day of the Month 18th Day of the Month
Distribution
25th Day of the Month 25th Day of the Month
First Cutoff
02/01/2007 02/01/2007
Master Servicer
Aurora Loan Services LLC Aurora Loan Services LLC
Issue Amt
641,925,737 641,925,737
Issue Count
3,836 3,836
Cumulative
Original
Orig %
Current EOM
Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 642,359,440 618,569,165 96.30% 0.00% 616,968,393 616,684,074
Count 3,831 3,712 96.89% 0.00% 3,698 3,698
Collection
Narrative
Overall, the performance of the mortgage loan pool compares favorably to all current benchmarks.
Cash Narrative
There are no significant remittance reconciliation issues that require action at this time.
There are minor deviations in the reported default buckets.
Customer
Service
Narrative
There are no customer service issues at this time.
Collection
Narrative
The early term delinquency rates exceed the current benchmarks for this mortgage loan pool. There is a growing concern with these rates, especiallly if they continue to exceed expectations. OfficeTiger will monitor for potential trends.
Cash Narrative
There are no significant remittance reconciliation issues that require action at this time.
There are minor deviations in the reported default buckets.
Customer
Service
Narrative
There are no customer service issues at this time.
Collection
Narrative
There sixty days past due delinquency rate exceeds the current benchmark for this mortgage loan pool. OfficeTiger will monitor for potential trends.
Cash Narrative
There are no significant remittance reconciliation issues that require action at this time.
There are minor deviations in the reported default buckets.
Customer
Service
Narrative
There are no customer service issues at this time.
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
Security Code
SASCO 2007-BC2-C
Client
Lehman
Servicer
Aurora Loan Services
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
N/A
Backup Servicer
N/A
Close Date
02/28/2007
Custodian
N/A
Determination
18th Day of the Month
Distribution
25th Day of the Month
First Cutoff
02/01/2007
Master Servicer
Aurora Loan Services LLC
Issue Amt
641,925,737
Issue Count
3,836
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 2 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
Review Type*
Outstanding
New
LM Rvw Cnt 9 9
FC Rvw Cnt 0 0
REO Rvw Cnt 0 0
Valuation Rvw Cnt 2 2
Loss Rvw Cnt 0 0
BK Rvw Cnt
2 2
Performance Rvw Cnt 15 1
Remittance Rvw Cnt 0 0
Contact Review Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 27 13
MR Recommended Action
Orig Count
Transaction Bal
No Action Required 3 339,505
Response Needed 1 20,966
9 2,303,290
13
2,663,761
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 3 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 4 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 6
Arm Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 189,939,617 29.57% 184,416,868 29.81% 97.09% 0.00%
1,611 1,571 42.32% 97.52% 0.00%
Y 452,419,823 70.43% 434,152,297 70.19% 95.96% 0.00%
2,220 2,141 57.68% 96.44% 0.00%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Balance
Cur
Count
Cur Wgt
Loan
Age
Cur
WAC
Cur
Wgt
Orig
Rlvl
Cur Wgt
UnderWriting
Score
Cur Wgt
Recent
Score
Cur
Wgt
CLTV
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur Avg
Balance
02/28/2007 635,992,329 3,806 8.27 24.51 44.14 1,913.97 0.00 261.25 21.35% 106.58% 6.23% 593,786
03/31/2007 632,208,941 3,788 11.30 24.51 44.34 1,912.30 395.00 261.08 21.12% 106.75% 6.46% 599,778
04/30/2007 625,336,599 3,751 14.30 24.50 44.31 1,912.59 370.52 261.24 21.20% 106.75% 6.49% 601,764
05/31/2007 618,569,165 3,712 17.30 24.51 44.35 1,912.33 367.24 262.34 21.25% 106.32% 6.52% 600,020
Occupancy
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 38,919,210 6.06% 37,090,919 6.00% 95.30% 0.00%
239 232 6.25% 97.07% 0.00%
Y 603,440,230 93.94% 581,478,246 94.00% 96.36% 0.00%
3,592 3,480 93.75% 96.88% 0.00%
Doc Level
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Alternative Doc 1,380,700 0.21% 1,379,276 0.22% 99.90% 0.00%
6 6 0.16% 100.00% 0.00%
Full Doc 411,941,831 64.13% 398,184,738 64.37% 96.66% 0.00%
2,634 2,559 68.94% 97.15% 0.00%
No Doc 2,908,145 0.45% 2,897,683 0.47% 99.64% 0.00%
14 14 0.38% 100.00% 0.00%
Stated Doc 226,128,764 35.20% 216,107,468 34.94% 95.57% 0.00%
1,177 1,133 30.52% 96.26% 0.00%
DQ Risk Grp
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
R1 21,728,775 3.38% 21,216,903 3.43% 97.64% 0.00%
141 138 3.72% 97.87% 0.00%
R2 138,899,147 21.62% 133,941,303 21.65% 96.43% 0.00%
894 868 23.38% 97.09% 0.00%
R3 217,445,583 33.85% 208,896,966 33.77% 96.07% 0.00%
1,441 1,396 37.61% 96.88% 0.00%
R4 135,104,030 21.03% 130,777,488 21.14% 96.80% 0.00%
789 765 20.61% 96.96% 0.00%
R5 65,234,205 10.16% 61,501,799 9.94% 94.28% 0.00%
327 312 8.41% 95.41% 0.00%
R6 34,034,120 5.30% 32,773,103 5.30% 96.29% 0.00%
146 141 3.80% 96.58% 0.00%
R7 20,125,440 3.13% 20,088,233 3.25% 99.82% 0.00%
66 66 1.78% 100.00% 0.00%
R8 9,788,140 1.52% 9,373,370 1.52% 95.76% 0.00%
27 26 0.70% 96.30% 0.00%
IO Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 524,087,238 81.59% 503,044,833 81.32% 95.98% 0.00%
3,398 3,289 88.60% 96.79% 0.00%
Y 118,272,202 18.41% 115,524,332 18.68% 97.68% 0.00%
433 423 11.40% 97.69% 0.00%
Orig PPP
Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
No 162,296,445 25.27% 148,579,180 24.02% 91.55% 0.00%
1,070 999 26.91% 93.36% 0.00%
Yes 480,062,995 74.73% 469,989,985 75.98% 97.90% 0.00%
2,761 2,713 73.09% 98.26% 0.00%
Orig PPP
Mos
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
0 162,296,445 25.27% 148,579,180 24.02% 91.55% 0.00%
1,070 999 26.91% 93.36% 0.00%
2 2,104,570 0.33% 2,093,650 0.34% 99.48% 0.00%
13 13 0.35% 100.00% 0.00%
6 561,000 0.09% 560,043 0.09% 99.83% 0.00%
2 2 0.05% 100.00% 0.00%
12 25,210,902 3.92% 24,922,058 4.03% 98.85% 0.00%
147 146 3.93% 99.32% 0.00%
24 290,254,770 45.19% 284,723,238 46.03% 98.09% 0.00%
1,658 1,631 43.94% 98.37% 0.00%
36 161,931,753 25.21% 157,690,996 25.49% 97.38% 0.00%
941 921 24.81% 97.87% 0.00%
Orig CLTV
by 10%
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-40 3,768,015 0.59% 3,488,258 0.56% 92.58% 0.00%
32 29 0.78% 90.63% 0.00%
c. 41-50 6,098,780 0.95% 5,331,640 0.86% 87.42% 0.00%
41 38 1.02% 92.68% 0.00%
d. 51-60 14,316,320 2.23% 13,249,341 2.14% 92.55% 0.00%
84 76 2.05% 90.48% 0.00%
e. 61-70 48,183,595 7.50% 45,679,614 7.38% 94.80% 0.00%
245 234 6.30% 95.51% 0.00%
f. 71-80 285,989,557 44.52% 277,237,990 44.82% 96.94% 0.00%
1,444 1,407 37.90% 97.44% 0.00%
g. 81-90 152,734,586 23.78% 147,455,194 23.84% 96.54% 0.00%
766 742 19.99% 96.87% 0.00%
h. 91-100 131,268,587 20.44% 126,127,126 20.39% 96.08% 0.00%
1,219 1,186 31.95% 97.29% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 6
Orig Product
Type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2 Yr Hybrid 173,379,665 26.99% 163,428,376 26.42% 94.26% 0.00%
1,021 978 26.35% 95.79% 0.00%
2 Yr Hybrid Balloon 132,536,975 20.63% 128,419,361 20.76% 96.89% 0.00%
594 575 15.49% 96.80% 0.00%
2 Yr Hybrid IO 93,409,233 14.54% 92,065,306 14.88% 98.56% 0.00%
332 328 8.84% 98.80% 0.00%
3 Yr Hybrid 14,541,706 2.26% 13,991,518 2.26% 96.22% 0.00%
92 89 2.40% 96.74% 0.00%
3 Yr Hybrid Balloon 16,714,785 2.60% 16,428,236 2.66% 98.29% 0.00%
77 76 2.05% 98.70% 0.00%
3 Yr Hybrid IO 9,155,797 1.43% 7,908,545 1.28% 86.38% 0.00%
43 38 1.02% 88.37% 0.00%
5 Yr Hybrid 3,605,335 0.56% 3,484,344 0.56% 96.64% 0.00%
25 24 0.65% 96.00% 0.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 3,670,848 0.59% 90.69% 0.00%
16 14 0.38% 87.50% 0.00%
5 Yr Hybrid IO 3,002,722 0.47% 3,002,361 0.49% 99.99% 0.00%
13 13 0.35% 100.00% 0.00%
ARM 345,000 0.05% 72,722 0.01% 21.08% 0.00%
2 1 0.03% 50.00% 0.00%
ARM Balloon 338,500 0.05% 338,279 0.05% 99.93% 0.00%
2 2 0.05% 100.00% 0.00%
ARM IO 1,342,400 0.21% 1,342,400 0.22% 100.00% 0.00%
3 3 0.08% 100.00% 0.00%
Balloon 28,745,769 4.48% 27,494,194 4.44% 95.65% 0.00%
149 143 3.85% 95.97% 0.00%
Fixed 149,831,798 23.33% 145,716,955 23.56% 97.25% 0.00%
1,420 1,387 37.37% 97.68% 0.00%
Fixed IO 11,362,050 1.77% 11,205,719 1.81% 98.62% 0.00%
42 41 1.10% 97.62% 0.00%
Original
Coupon by
100
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
d. 6.1-7 71,556,499 11.14% 70,182,787 11.35% 98.08% 0.00%
297 293 7.89% 98.65% 0.00%
e. 7.1-8 234,962,242 36.58% 228,832,835 36.99% 97.39% 0.00%
1,133 1,105 29.77% 97.53% 0.00%
f. 8.1-9 195,351,161 30.41% 186,314,606 30.12% 95.37% 0.00%
1,045 1,007 27.13% 96.36% 0.00%
g. 9.1-10 86,966,904 13.54% 81,286,088 13.14% 93.47% 0.00%
548 519 13.98% 94.71% 0.00%
h. 10.1-11 24,507,609 3.82% 23,674,043 3.83% 96.60% 0.00%
242 234 6.30% 96.69% 0.00%
i. 11.1-12 20,068,200 3.12% 19,615,608 3.17% 97.74% 0.00%
360 352 9.48% 97.78% 0.00%
j. 12.1-13 8,327,230 1.30% 8,044,750 1.30% 96.61% 0.00%
193 189 5.09% 97.93% 0.00%
k. 13.1+ 619,595 0.10% 618,449 0.10% 99.82% 0.00%
13 13 0.35% 100.00% 0.00%
Property type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2-4 Family 29,464,545 4.59% 27,920,733 4.51% 94.76% 0.00%
156 150 4.04% 96.15% 0.00%
Condo 40,704,683 6.34% 38,186,719 6.17% 93.81% 0.00%
251 241 6.49% 96.02% 0.00%
PUD 18,965,571 2.95% 18,660,033 3.02% 98.39% 0.00%
90 89 2.40% 98.89% 0.00%
Single Family 553,224,641 86.12% 533,801,680 86.30% 96.49% 0.00%
3,334 3,232 87.07% 96.94% 0.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
350-500 137,000 0.02% 136,351 0.02% 99.53% 0.00%
1 1 0.03% 100.00% 0.00%
501-550 27,685,510 4.31% 26,482,719 4.28% 95.66% 0.00%
184 177 4.77% 96.20% 0.00%
551-600 126,127,096 19.63% 121,013,720 19.56% 95.95% 0.00%
721 693 18.67% 96.12% 0.00%
601-650 254,495,947 39.62% 244,903,256 39.59% 96.23% 0.00%
1,562 1,514 40.79% 96.93% 0.00%
651-700 172,311,429 26.82% 165,796,437 26.80% 96.22% 0.00%
1,037 1,006 27.10% 97.01% 0.00%
701-750 46,216,544 7.19% 46,004,316 7.44% 99.54% 0.00%
249 249 6.71% 100.00% 0.00%
751-800 13,845,894 2.16% 12,697,605 2.05% 91.71% 0.00%
69 64 1.72% 92.75% 0.00%
801+ 1,540,020 0.24% 1,534,762 0.25% 99.66% 0.00%
8 8 0.22% 100.00% 0.00%
Orig Loan
size by 100k
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-50 14,712,213 2.29% 14,382,441 2.33% 97.76% 0.00%
430 422 11.37% 98.14% 0.00%
c. 51-100 50,328,141 7.83% 48,766,319 7.88% 96.90% 0.00%
662 644 17.35% 97.28% 0.00%
d. 101-200 244,200,458 38.02% 235,937,092 38.14% 96.62% 0.00%
1,666 1,615 43.51% 96.94% 0.00%
e. 201-300 153,073,493 23.83% 146,179,566 23.63% 95.50% 0.00%
635 609 16.41% 95.91% 0.00%
f. 301-400 85,500,625 13.31% 82,944,225 13.41% 97.01% 0.00%
247 240 6.47% 97.17% 0.00%
g. 401-500 57,274,090 8.92% 53,160,622 8.59% 92.82% 0.00%
129 120 3.23% 93.02% 0.00%
h. 501-600 22,978,370 3.58% 22,938,409 3.71% 99.83% 0.00%
42 42 1.13% 100.00% 0.00%
i. 601-700 6,968,300 1.08% 6,953,358 1.12% 99.79% 0.00%
11 11 0.30% 100.00% 0.00%
j. 701-800 4,504,250 0.70% 4,496,103 0.73% 99.82% 0.00%
6 6 0.16% 100.00% 0.00%
k. 801-900 832,500 0.13% 827,495 0.13% 99.40% 0.00%
1 1 0.03% 100.00% 0.00%
l. 901-999 915,000 0.14% 915,000 0.15% 100.00% 0.00%
1 1 0.03% 100.00% 0.00%
m. 1,000+ 1,072,000 0.17% 1,068,535 0.17% 99.68% 0.00%
1 1 0.03% 100.00% 0.00%
Purpose
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Cashout Refi 327,205,971 50.94% 314,095,784 50.78% 95.99% 0.00%
1,812 1,753 47.23% 96.74% 0.00%
Purchase 290,089,760 45.16% 280,278,978 45.31% 96.62% 0.00%
1,872 1,818 48.98% 97.12% 0.00%
Rate/Term Refi 25,063,709 3.90% 24,194,402 3.91% 96.53% 0.00%
147 141 3.80% 95.92% 0.00%
Lien position
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 610,299,942 95.01% 587,342,563 94.95% 96.24% 0.00%
3,180 3,075 82.84% 96.70% 0.00%
2 32,059,498 4.99% 31,226,602 5.05% 97.40% 0.00%
651 637 17.16% 97.85% 0.00%
Orig Term
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
120 93,000 0.01% 88,601 0.01% 95.27% 0.00%
1 1 0.03% 100.00% 0.00%
180 1,623,130 0.25% 1,502,564 0.24% 92.57% 0.00%
17 16 0.43% 94.12% 0.00%
240 2,212,640 0.34% 2,188,595 0.35% 98.91% 0.00%
21 21 0.57% 100.00% 0.00%
360 632,348,688 98.44% 608,988,648 98.45% 96.31% 0.00%
3,762 3,645 98.20% 96.89% 0.00%
480 6,081,982 0.95% 5,800,756 0.94% 95.38% 0.00%
30 29 0.78% 96.67% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 6
Monthly Pool Migration Stratification
Arm Flag
05/31/2007
% Bal 04/30/2007
% Bal
N
184,416,868 29.81% 186,614,180 29.84%
1,571 42.32% 1,589 42.36%
Y
434,152,297 70.19% 438,722,419 70.16%
2,141 57.68% 2,162 57.64%
IO Flag
05/31/2007
% Bal 04/30/2007
% Bal
N
503,044,833 81.32% 508,800,225 81.36%
3,289 88.60% 3,325 88.64%
Y
115,524,332 18.68% 116,536,374 18.64%
423 11.40% 426 11.36%
Orig PPP
Flag
05/31/2007
% Bal 04/30/2007
% Bal
No
148,579,180 24.02% 150,806,063 24.12%
999 26.91% 1,017 27.11%
Yes
469,989,985 75.98% 474,530,536 75.88%
2,713 73.09% 2,734 72.89%
Orig PPP Mos
05/31/2007
% Bal 04/30/2007
% Bal
0
148,579,180 24.02% 150,806,063 24.12%
999 26.91% 1,017 27.11%
2
2,093,650 0.34% 2,094,782 0.33%
13 0.35% 13 0.35%
6
560,043 0.09% 560,292 0.09%
2 0.05% 2 0.05%
12
24,922,058 4.03% 24,934,975 3.99%
146 3.93% 146 3.89%
24
284,723,238 46.03% 287,267,782 45.94%
1,631 43.94% 1,642 43.77%
36
157,690,996 25.49% 159,672,705 25.53%
921 24.81% 931 24.82%
Orig CLTV by
10%
05/31/2007
% Bal 04/30/2007
% Bal
b. 0-40
3,488,258 0.56% 3,609,780 0.58%
29 0.78% 30 0.80%
c. 41-50
5,331,640 0.86% 5,334,617 0.85%
38 1.02% 38 1.01%
d. 51-60
13,249,341 2.14% 13,594,034 2.17%
76 2.05% 80 2.13%
e. 61-70
45,679,614 7.38% 46,872,514 7.50%
234 6.30% 239 6.37%
f. 71-80
277,237,990 44.82% 279,181,792 44.65%
1,407 37.90% 1,417 37.78%
g. 81-90
147,455,194 23.84% 149,624,361 23.93%
742 19.99% 751 20.02%
h. 91-100
126,127,126 20.39% 127,119,500 20.33%
1,186 31.95% 1,196 31.88%
DQ Risk Grp
05/31/2007
% Bal 04/30/2007
% Bal
R1
21,216,903 3.43% 21,354,112 3.41%
138 3.72% 139 3.71%
R2
133,941,303 21.65% 135,428,295 21.66%
868 23.38% 877 23.38%
R3
208,896,966 33.77% 212,203,940 33.93%
1,396 37.61% 1,416 37.75%
R4
130,777,488 21.14% 131,991,701 21.11%
765 20.61% 770 20.53%
R5
61,501,799 9.94% 62,032,202 9.92%
312 8.41% 315 8.40%
R6
32,773,103 5.30% 32,857,765 5.25%
141 3.80% 142 3.79%
R7
20,088,233 3.25% 20,093,494 3.21%
66 1.78% 66 1.76%
R8
9,373,370 1.52% 9,375,089 1.50%
26 0.70% 26 0.69%
Doc Level
05/31/2007
% Bal 04/30/2007
% Bal
Alternative Doc
1,379,276 0.22% 1,379,593 0.22%
6 0.16% 6 0.16%
Full Doc
398,184,738 64.37% 402,754,089 64.41%
2,559 68.94% 2,585 68.91%
No Doc
2,897,683 0.47% 2,898,959 0.46%
14 0.38% 14 0.37%
Stated Doc
216,107,468 34.94% 218,303,958 34.91%
1,133 30.52% 1,146 30.55%
Occupancy
05/31/2007
% Bal 04/30/2007
% Bal
N
37,090,919 6.00% 37,542,212 6.00%
232 6.25% 233 6.21%
Y
581,478,246 94.00% 587,794,387 94.00%
3,480 93.75% 3,518 93.79%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 6
Orig Credit
Score by 50
05/31/2007
% Bal 04/30/2007
% Bal
350-500
136,351 0.02% 136,485 0.02%
1 0.03% 1 0.03%
501-550
26,482,719 4.28% 26,598,511 4.25%
177 4.77% 178 4.75%
551-600
121,013,720 19.56% 122,121,185 19.53%
693 18.67% 701 18.69%
601-650
244,903,256 39.59% 247,913,876 39.64%
1,514 40.79% 1,530 40.79%
651-700
165,796,437 26.80% 168,172,033 26.89%
1,006 27.10% 1,019 27.17%
701-750
46,004,316 7.44% 46,031,114 7.36%
249 6.71% 249 6.64%
751-800
12,697,605 2.05% 12,828,129 2.05%
64 1.72% 65 1.73%
801+
1,534,762 0.25% 1,535,266 0.25%
8 0.22% 8 0.21%
Orig Loan
size by 100k
05/31/2007
% Bal 04/30/2007
% Bal
b. 0-50
14,382,441 2.33% 14,498,385 2.32%
422 11.37% 425 11.33%
c. 51-100
48,766,319 7.88% 49,370,565 7.90%
644 17.35% 652 17.38%
d. 101-200
235,937,092 38.14% 238,058,913 38.07%
1,615 43.51% 1,630 43.46%
e. 201-300
146,179,566 23.63% 148,374,818 23.73%
609 16.41% 618 16.48%
f. 301-400
82,944,225 13.41% 83,324,408 13.32%
240 6.47% 241 6.42%
g. 401-500
53,160,622 8.59% 54,500,145 8.72%
120 3.23% 123 3.28%
h. 501-600
22,938,409 3.71% 22,944,212 3.67%
42 1.13% 42 1.12%
i. 601-700
6,953,358 1.12% 6,955,625 1.11%
11 0.30% 11 0.29%
j. 701-800
4,496,103 0.73% 4,497,350 0.72%
6 0.16% 6 0.16%
k. 801-900
827,495 0.13% 828,222 0.13%
1 0.03% 1 0.03%
l. 901-999
915,000 0.15% 914,719 0.15%
1 0.03% 1 0.03%
m. 1,000+
1,068,535 0.17% 1,069,237 0.17%
1 0.03% 1 0.03%
Purpose
05/31/2007
% Bal 04/30/2007
% Bal
Cashout Refi
314,095,784 50.78% 318,286,755 50.90%
1,753 47.23% 1,774 47.29%
Purchase
280,278,978 45.31% 282,565,289 45.19%
1,818 48.98% 1,834 48.89%
Rate/Term Refi
24,194,402 3.91% 24,484,554 3.92%
141 3.80% 143 3.81%
Original
Coupon by
100
05/31/2007
% Bal 04/30/2007
% Bal
d. 6.1-7
70,182,787 11.35% 70,773,876 11.32%
293 7.89% 295 7.86%
e. 7.1-8
228,832,835 36.99% 231,301,169 36.99%
1,105 29.77% 1,118 29.81%
f. 8.1-9
186,314,606 30.12% 188,591,834 30.16%
1,007 27.13% 1,017 27.11%
g. 9.1-10
81,286,088 13.14% 82,215,078 13.15%
519 13.98% 525 14.00%
h. 10.1-11
23,674,043 3.83% 23,958,333 3.83%
234 6.30% 238 6.34%
i. 11.1-12
19,615,608 3.17% 19,797,619 3.17%
352 9.48% 355 9.46%
j. 12.1-13
8,044,750 1.30% 8,080,100 1.29%
189 5.09% 190 5.07%
k. 13.1+
618,449 0.10% 618,591 0.10%
13 0.35% 13 0.35%
Orig Product
Type
05/31/2007
% Bal 04/30/2007
% Bal
2 Yr Hybrid
163,428,376 26.42% 166,173,802 26.57%
978 26.35% 992 26.45%
2 Yr Hybrid
Balloon
128,419,361 20.76% 129,087,323 20.64%
575 15.49% 578 15.41%
2 Yr Hybrid IO
92,065,306 14.88% 92,533,101 14.80%
328 8.84% 329 8.77%
3 Yr Hybrid
13,991,518 2.26% 14,130,304 2.26%
89 2.40% 90 2.40%
3 Yr Hybrid
Balloon
16,428,236 2.66% 16,432,867 2.63%
76 2.05% 76 2.03%
3 Yr Hybrid IO
7,908,545 1.28% 8,451,434 1.35%
38 1.02% 40 1.07%
5 Yr Hybrid
3,484,344 0.56% 3,486,137 0.56%
24 0.65% 24 0.64%
5 Yr Hybrid
Balloon
3,670,848 0.59% 3,671,540 0.59%
14 0.38% 14 0.37%
5 Yr Hybrid IO
3,002,361 0.49% 3,002,403 0.48%
13 0.35% 13 0.35%
ARM
72,722 0.01% 72,763 0.01%
1 0.03% 1 0.03%
ARM Balloon
338,279 0.05% 338,346 0.05%
2 0.05% 2 0.05%
ARM IO
1,342,400 0.22% 1,342,400 0.21%
3 0.08% 3 0.08%
Balloon
27,494,194 4.44% 28,106,935 4.49%
143 3.85% 146 3.89%
Fixed
145,716,955 23.56% 147,300,209 23.56%
1,387 37.37% 1,402 37.38%
Fixed IO
11,205,719 1.81% 11,207,037 1.79%
41 1.10% 41 1.09%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 6
Lien position
05/31/2007
% Bal 04/30/2007
% Bal
1
587,342,563 94.95% 593,857,399 94.97%
3,075 82.84% 3,109 82.88%
2
31,226,602 5.05% 31,479,199 5.03%
637 17.16% 642 17.12%
Property type
05/31/2007
% Bal 04/30/2007
% Bal
2-4 Family
27,920,733 4.51% 28,360,169 4.54%
150 4.04% 153 4.08%
Condo
38,186,719 6.17% 39,197,228 6.27%
241 6.49% 244 6.50%
PUD
18,660,033 3.02% 18,665,038 2.98%
89 2.40% 89 2.37%
Single Family
533,801,680 86.30% 539,114,164 86.21%
3,232 87.07% 3,265 87.04%
Orig Term
05/31/2007
% Bal 04/30/2007
% Bal
120
88,601 0.01% 89,720 0.01%
1 0.03% 1 0.03%
180
1,502,564 0.24% 1,585,775 0.25%
16 0.43% 17 0.45%
240
2,188,595 0.35% 2,191,797 0.35%
21 0.57% 21 0.56%
360
608,988,648 98.45% 615,666,651 98.45%
3,645 98.20% 3,683 98.19%
480
5,800,756 0.94% 5,802,656 0.93%
29 0.78% 29 0.77%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 6
Section III
Performance
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
Loss Mit
Actual Rate
FC Actual
Rate
REO Actual
Rate
Cml Liqu
Rate
Cml Serv
Loss Rate
Cml Serv
Loss Sev
02/28/2007 1.42% 0.10% 0.05% 0.00% 0.00% 0.000%
03/31/2007 7.48% 1.04% 0.07% 0.01% 0.00% 0.00% 0.000% 0.00%
04/30/2007 9.35% 4.78% 0.48% 0.86% 0.00% 0.00% 0.000% 0.00%
05/31/2007 8.48% 7.70% 0.57% 2.38% 0.00% 0.00% 0.000% 0.00%
Period Performance History
ARM Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
N 29.81% 91.29% 4.66% 2.05% 0.68% 0.62% 0.06% 0.43% 0.21%
Y 70.19% 83.61% 8.78% 3.10% 1.82% 0.93% 0.37% 1.30% 0.09%
Current Month Perfomance Stratification
IO Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
N 81.32% 86.88% 7.50% 2.43% 1.08% 0.60% 0.21% 1.19% 0.10%
Y 18.68% 81.61% 7.77% 4.35% 3.21% 1.86% 0.57% 0.37% 0.26%
Product
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
2 Yr Hybrid 26.42% 86.49% 7.24% 2.51% 0.73% 0.67% 0.48% 1.87%
2 Yr Hybrid Balloon 20.76% 81.87% 11.13% 3.34% 1.92% 0.48% 1.19% 0.08%
2 Yr Hybrid IO 14.88% 81.08% 7.67% 4.34% 4.02% 1.84% 0.72% 0.33%
3 Yr Hybrid 2.26% 87.22% 9.66% 0.93% 1.17% 1.02%
3 Yr Hybrid Balloon 2.66% 86.67% 6.21% 3.20% 0.88% 1.02% 2.02%
3 Yr Hybrid IO 1.28% 77.63% 12.64% 3.24% 3.96% 2.53%
5 Yr Hybrid 0.56% 77.56% 17.95% 4.49%
5 Yr Hybrid Balloon 0.59% 76.07% 5.59% 7.79% 10.56%
5 Yr Hybrid IO 0.49% 70.35% 21.98% 7.67%
ARM 0.01% 100.00%
ARM Balloon 0.05% 75.62% 24.38%
ARM IO 0.22% 100.00%
Balloon 4.44% 93.09% 4.65% 1.32% 0.94%
Fixed 23.56% 91.08% 4.85% 1.81% 0.86% 0.68% 0.08% 0.37% 0.27%
Fixed IO 1.81% 89.62% 2.27% 6.88% 1.23%
PPP Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
No 24.02% 85.21% 7.80% 2.69% 1.58% 0.68% 0.03% 1.79% 0.21%
Yes 75.98% 86.11% 7.47% 2.82% 1.44% 0.89% 0.36% 0.80% 0.10%
DocLevel
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
Alternative Doc 0.22% 100.00%
Full Doc 64.37% 88.58% 7.18% 2.14% 1.14% 0.40% 0.18% 0.30% 0.08%
No Doc 0.47% 100.00%
Stated Doc 34.94% 80.68% 8.39% 4.03% 2.12% 1.65% 0.48% 2.43% 0.22%
Lien Position
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
1 94.95% 85.91% 7.65% 2.80% 1.51% 0.73% 0.27% 1.02% 0.11%
2 5.05% 85.71% 5.75% 2.55% 0.82% 2.84% 0.37% 1.41% 0.55%
UW Score
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
350-500 0.02% 100.00%
501-600 23.84% 82.40% 11.57% 3.53% 1.30% 0.28% 0.15% 0.71% 0.07%
601-700 66.40% 86.45% 6.63% 2.72% 1.54% 1.01% 0.37% 1.11% 0.17%
701-800 9.49% 90.46% 4.10% 1.45% 1.55% 1.02% 1.41%
801+ 0.25% 100.00%
Occupancy
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
N 6.00% 86.26% 5.69% 1.93% 4.55% 1.15% 0.42%
Y 94.00% 85.88% 7.67% 2.84% 1.28% 0.82% 0.30% 1.08% 0.14%
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Early Default
Cur Balance
Percentage
Cur Count Percentage
Current 578,967,181 93.60% 3,520 94.83%
Delinquent 37,794,273 6.11% 185 4.98%
Early Pay Default 1,697,711 0.27% 6 0.16%
First Pay Default 110,000 0.02% 1 0.03%
Early Default
Delq Status
Cur Balance
Percentage
Cur Count Percentage
Early Pay Default 3. 30dpd 95,940 5.65% 1 16.67%
4. 60dpd 335,900 19.79% 1 16.67%
5. 90dpd 531,844 31.33% 2 33.33%
6. 120dpd Plus 734,026 43.24% 2 33.33%
Early Default
Delq Status
Cur Balance
Percentage
Cur Count Percentage
First Pay Default 5. 90dpd 110,000 100.00% 1 100.00%
1,807,711
7
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
Early Pay Default d. 60dpd 431,841 25.44% 2 33.33%
g. Foreclosure 1,265,870 74.56% 4 66.67%
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
First Pay Default e. 90 Plus dpd 110,000 100.00% 1 100.00%
1,807,711
7
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
R1 3.43% 95.42% 2.63% 1.95%
R2 21.65% 89.72% 5.36% 1.24% 1.62% 0.76% 0.18% 0.90% 0.22%
R3 33.77% 87.18% 6.26% 2.73% 1.42% 1.26% 0.42% 0.67% 0.05%
R4 21.14% 85.00% 7.73% 3.98% 1.02% 0.34% 0.30% 1.41% 0.22%
R5 9.94% 78.26% 12.85% 3.66% 1.84% 1.64% 0.36% 1.21% 0.17%
R6 5.30% 78.47% 13.05% 4.01% 2.98% 0.20% 1.29%
R7 3.25% 83.82% 11.98% 1.44% 2.76%
R8 1.52% 74.28% 12.76% 4.24% 8.72%
Loan Size
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
b. 0-50 2.33% 91.13% 5.54% 1.03% 0.67% 0.58% 0.29% 0.76%
c. 51-100 7.88% 88.17% 5.68% 2.34% 1.30% 1.17% 0.24% 0.97% 0.13%
d. 101-200 38.14% 88.55% 7.68% 1.49% 0.55% 0.60% 0.21% 0.77% 0.14%
e. 201-300 23.63% 86.88% 7.14% 3.63% 0.80% 0.56% 0.31% 0.48% 0.21%
f. 301-400 13.41% 79.05% 10.06% 3.47% 3.40% 0.77% 0.80% 2.45%
g. 401-500 8.59% 81.82% 8.28% 4.22% 2.42% 1.63% 1.62%
h. 501-600 3.71% 85.75% 4.80% 4.74% 2.51% 2.20%
i. 601-700 1.12% 81.95% 18.05%
j. 701-800 0.73% 66.44% 16.66% 16.90%
k. 801-900 0.13% 100.00%
l. 901-999 0.15% 100.00%
m. 1,000+ 0.17% 100.00%
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 189,939,617 29.57% 4,545,656 23.47% 97.09%
1,611 42.05% 38 34.86% 97.52%
Y 452,419,823 70.43% 14,825,176 76.53% 95.96%
2,220 57.95% 71 65.14% 96.44%
Cumulative Prepayment Stratification
Period CPR Trend
Occupancy
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 38,919,210 6.06% 1,108,395 5.72% 95.30%
239 6.24% 5 4.59% 97.07%
Y 603,440,230 93.94% 18,262,437 94.28% 96.36%
3,592 93.76% 104 95.41% 96.88%
Doc Level
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Alternative Doc 1,380,700 0.21% 99.90%
6 0.16% 0 0.00% 100.00%
Full Doc 411,941,831 64.13% 11,393,481 58.82% 96.66%
2,634 68.75% 70 64.22% 97.15%
No Doc 2,908,145 0.45% 99.64%
14 0.37% 0 0.00% 100.00%
Stated Doc 226,128,764 35.20% 7,977,352 41.18% 95.57%
1,177 30.72% 39 35.78% 96.26%
DQ Risk Grp
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
R1 21,728,775 3.38% 392,844 2.03% 97.64%
141 3.68% 3 2.75% 97.87%
R2 138,899,147 21.62% 3,992,064 20.61% 96.43%
894 23.34% 25 22.94% 97.09%
R3 217,445,583 33.85% 7,221,534 37.28% 96.07%
1,441 37.61% 42 38.53% 96.88%
R4 135,104,030 21.03% 3,354,715 17.32% 96.80%
789 20.60% 21 19.27% 96.96%
R5 65,234,205 10.16% 3,108,587 16.05% 94.28%
327 8.54% 13 11.93% 95.41%
R6 34,034,120 5.30% 901,451 4.65% 96.29%
146 3.81% 4 3.67% 96.58%
R7 20,125,440 3.13% 99.82%
66 1.72% 0 0.00% 100.00%
R8 9,788,140 1.52% 399,637 2.06% 95.76%
27 0.70% 1 0.92% 96.30%
IO Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 524,087,238 81.59% 16,640,073 85.90% 95.98%
3,398 88.70% 99 90.83% 96.79%
Y 118,272,202 18.41% 2,730,760 14.10% 97.68%
433 11.30% 10 9.17% 97.69%
Orig PPP Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
No 162,296,445 25.27% 11,510,235 59.42% 91.55%
1,070 27.93% 65 59.63% 93.36%
Yes 480,062,995 74.73% 7,860,598 40.58% 97.90%
2,761 72.07% 44 40.37% 98.26%
Orig PPP Mos
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
0 162,296,445 25.27% 11,510,235 59.42% 91.55%
1,070 27.93% 65 59.63% 93.36%
2 2,104,570 0.33% 99.48%
13 0.34% 0 0.00% 100.00%
6 561,000 0.09% 99.83%
2 0.05% 0 0.00% 100.00%
12 25,210,902 3.92% 0 0.00% 98.85%
147 3.84% 0 0.00% 99.32%
24 290,254,770 45.19% 4,272,415 22.06% 98.09%
1,658 43.28% 24 22.02% 98.37%
36 161,931,753 25.21% 3,588,183 18.52% 97.38%
941 24.56% 20 18.35% 97.87%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Product
Type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2 Yr Hybrid 173,379,665 26.99% 7,715,896 39.83% 94.26%
1,021 26.65% 37 33.94% 95.79%
2 Yr Hybrid Balloon 132,536,975 20.63% 3,580,627 18.48% 96.89%
594 15.51% 18 16.51% 96.80%
2 Yr Hybrid IO 93,409,233 14.54% 1,332,340 6.88% 98.56%
332 8.67% 4 3.67% 98.80%
3 Yr Hybrid 14,541,706 2.26% 250,422 1.29% 96.22%
92 2.40% 3 2.75% 96.74%
3 Yr Hybrid Balloon 16,714,785 2.60% 256,283 1.32% 98.29%
77 2.01% 1 0.92% 98.70%
3 Yr Hybrid IO 9,155,797 1.43% 1,246,420 6.43% 86.38%
43 1.12% 5 4.59% 88.37%
5 Yr Hybrid 3,605,335 0.56% 107,754 0.56% 96.64%
25 0.65% 1 0.92% 96.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 59,619 0.31% 90.69%
16 0.42% 1 0.92% 87.50%
5 Yr Hybrid IO 3,002,722 0.47% 99.99%
13 0.34% 0 0.00% 100.00%
ARM 345,000 0.05% 275,816 1.42% 21.08%
2 0.05% 1 0.92% 50.00%
ARM Balloon 338,500 0.05% 99.93%
2 0.05% 0 0.00% 100.00%
ARM IO 1,342,400 0.21% 100.00%
3 0.08% 0 0.00% 100.00%
Balloon 28,745,769 4.48% 1,187,626 6.13% 95.65%
149 3.89% 6 5.50% 95.97%
Fixed 149,831,798 23.33% 3,206,031 16.55% 97.25%
1,420 37.07% 31 28.44% 97.68%
Fixed IO 11,362,050 1.77% 152,000 0.78% 98.62%
42 1.10% 1 0.92% 97.62%
Original
Coupon by
100
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
d. 6.1-7 71,556,499 11.14% 1,120,694 5.79% 98.08%
297 7.75% 4 3.67% 98.65%
e. 7.1-8 234,962,242 36.58% 5,194,447 26.82% 97.39%
1,133 29.57% 27 24.77% 97.53%
f. 8.1-9 195,351,161 30.41% 7,177,399 37.05% 95.37%
1,045 27.28% 34 31.19% 96.36%
g. 9.1-10 86,966,904 13.54% 4,619,842 23.85% 93.47%
548 14.30% 26 23.85% 94.71%
h. 10.1-11 24,507,609 3.82% 768,515 3.97% 96.60%
242 6.32% 8 7.34% 96.69%
i. 11.1-12 20,068,200 3.12% 261,050 1.35% 97.74%
360 9.40% 6 5.50% 97.78%
j. 12.1-13 8,327,230 1.30% 228,886 1.18% 96.61%
193 5.04% 4 3.67% 97.93%
k. 13.1+ 619,595 0.10% 99.82%
13 0.34% 0 0.00% 100.00%
Property type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2-4 Family 29,464,545 4.59% 1,149,718 5.94% 94.76%
156 4.07% 5 4.59% 96.15%
Condo 40,704,683 6.34% 2,062,990 10.65% 93.81%
251 6.55% 8 7.34% 96.02%
PUD 18,965,571 2.95% 39,155 0.20% 98.39%
90 2.35% 1 0.92% 98.89%
Single Family 553,224,641 86.12% 16,118,970 83.21% 96.49%
3,334 87.03% 95 87.16% 96.94%
Orig CLTV by
10%
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-40 3,768,015 0.59% 259,395 1.34% 92.58%
32 0.84% 3 2.75% 90.63%
c. 41-50 6,098,780 0.95% 745,470 3.85% 87.42%
41 1.07% 3 2.75% 92.68%
d. 51-60 14,316,320 2.23% 713,964 3.69% 92.55%
84 2.19% 7 6.42% 90.48%
e. 61-70 48,183,595 7.50% 1,695,831 8.75% 94.80%
245 6.40% 8 7.34% 95.51%
f. 71-80 285,989,557 44.52% 7,329,212 37.84% 96.94%
1,444 37.69% 36 33.03% 97.44%
g. 81-90 152,734,586 23.78% 4,555,957 23.52% 96.54%
766 19.99% 23 21.10% 96.87%
h. 91-100 131,268,587 20.44% 4,071,004 21.02% 96.08%
1,219 31.82% 29 26.61% 97.29%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
350-500 137,000 0.02% 99.53%
1 0.03% 0 0.00% 100.00%
501-550 27,685,510 4.31% 1,115,047 5.76% 95.66%
184 4.80% 7 6.42% 96.20%
551-600 126,127,096 19.63% 4,004,883 20.67% 95.95%
721 18.82% 25 22.94% 96.12%
601-650 254,495,947 39.62% 7,509,370 38.77% 96.23%
1,562 40.77% 42 38.53% 96.93%
651-700 172,311,429 26.82% 5,643,897 29.14% 96.22%
1,037 27.07% 30 27.52% 97.01%
701-750 46,216,544 7.19% 99.54%
249 6.50% 0 0.00% 100.00%
751-800 13,845,894 2.16% 1,097,635 5.67% 91.71%
69 1.80% 5 4.59% 92.75%
801+ 1,540,020 0.24% 99.66%
8 0.21% 0 0.00% 100.00%
Orig Loan size
by 100k
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-50 14,712,213 2.29% 211,556 1.09% 97.76%
430 11.22% 7 6.42% 98.14%
c. 51-100 50,328,141 7.83% 1,259,422 6.50% 96.90%
662 17.28% 17 15.60% 97.28%
d. 101-200 244,200,458 38.02% 6,946,250 35.86% 96.62%
1,666 43.49% 49 44.95% 96.94%
e. 201-300 153,073,493 23.83% 4,905,150 25.32% 95.50%
635 16.58% 21 19.27% 95.91%
f. 301-400 85,500,625 13.31% 2,052,248 10.59% 97.01%
247 6.45% 6 5.50% 97.17%
g. 401-500 57,274,090 8.92% 3,996,207 20.63% 92.82%
129 3.37% 9 8.26% 93.02%
h. 501-600 22,978,370 3.58% 99.83%
42 1.10% 0 0.00% 100.00%
i. 601-700 6,968,300 1.08% 99.79%
11 0.29% 0 0.00% 100.00%
j. 701-800 4,504,250 0.70% 99.82%
6 0.16% 0 0.00% 100.00%
k. 801-900 832,500 0.13% 99.40%
1 0.03% 0 0.00% 100.00%
l. 901-999 915,000 0.14% 100.00%
1 0.03% 0 0.00% 100.00%
m. 1,000+ 1,072,000 0.17% 99.68%
1 0.03% 0 0.00% 100.00%
Purpose
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 327,205,971 50.94% 10,417,830 53.78% 95.99%
1,812 47.30% 52 47.71% 96.74%
Purchase 290,089,760 45.16% 8,199,467 42.33% 96.62%
1,872 48.86% 52 47.71% 97.12%
Rate/Term Refi 25,063,709 3.90% 753,535 3.89% 96.53%
147 3.84% 5 4.59% 95.92%
Lien position
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 610,299,942 95.01% 18,800,311 97.05% 96.24%
3,180 83.01% 97 88.99% 96.70%
2 32,059,498 4.99% 570,522 2.95% 97.40%
651 16.99% 12 11.01% 97.85%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Orig Term
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
120 93,000 0.01% 95.27%
1 0.03% 0 0.00% 100.00%
180 1,623,130 0.25% 78,413 0.40% 92.57%
17 0.44% 1 0.92% 94.12%
240 2,212,640 0.34% 98.91%
21 0.55% 0 0.00% 100.00%
360 632,348,688 98.44% 19,253,265 99.39% 96.31%
3,762 98.20% 107 98.17% 96.89%
480 6,081,982 0.95% 39,155 0.20% 95.38%
30 0.78% 1 0.92% 96.67%
Prev Loan
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
a. Current 549,707,210 85.58% 5,890,173 30.41% 98.59%
3,333 87.00% 35 32.11% 98.95%
b. Non-Reportable 50,562,905 7.87% 607,495 3.14% 98.54%
283 7.39% 4 3.67% 98.59%
c. 30dpd 11,354,230 1.77% 99.83%
64 1.67% 0 0.00% 100.00%
d. 60dpd 9,500,860 1.48% 99.90%
40 1.04% 0 0.00% 100.00%
e. 90dpd 1,057,240 0.16% 99.87%
8 0.21% 0 0.00% 100.00%
f. Loss Mit 1,642,090 0.26% 99.88%
7 0.18% 0 0.00% 100.00%
g. Foreclosure 2,523,350 0.39% 99.90%
9 0.23% 0 0.00% 100.00%
i. Bankruptcy 755,080 0.12% 99.90%
7 0.18% 0 0.00% 100.00%
None 15,256,475 2.38% 12,873,165 66.46%
80 2.09% 70 64.22% 0.00%
Prev Delq
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1. Current 550,173,210 85.65% 5,890,173 30.41% 98.59%
3,335 87.05% 35 32.11% 98.95%
2. Non-Report 50,615,905 7.88% 607,495 3.14% 98.54%
284 7.41% 4 3.67% 98.59%
3. 30dpd 14,511,175 2.26% 99.84%
76 1.98% 0 0.00% 100.00%
4. 60dpd 8,101,605 1.26% 99.90%
37 0.97% 0 0.00% 100.00%
5. 90dpd 3,197,070 0.50% 99.90%
18 0.47% 0 0.00% 100.00%
6. 120dpd Plus 504,000 0.08% 99.93%
1 0.03% 0 0.00% 100.00%
Error 15,256,475 2.38% 12,873,165 66.46%
80 2.09% 70 64.22% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination Date
Remit Begin Actual Bal
Remit PPP
03/15/2007 1,060,670 8,109
04/15/2007 8,653
05/15/2007 525,391 28,526
06/15/2007 419,467 44,226
2,005,528
89,514
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag and
No Premium
Remitted
Outstanding
PPP Flag and
Premium
Remitted
PPP Not Expired
and No Premium
Remitted
03/15/2007 19 12 1 3 3
04/15/2007 42 30 3 9
05/15/2007 20 11 7 2
06/15/2007 52 28 7 17
133
81
1
20
31
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Count
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
c. 60dpd
d. 90dpd
h. FC
k. PrePaid
l. Bankruptcy
a. Current
423,798,540 423,798,540
2,753 2,753
c. 30 dpd
36,791,925 36,791,925
218 218
d. 60 dpd
14,746,826 14,746,826
78 78
e. 90 dpd
8,621,055 4,546,909 4,074,146
46 20 26
h. FC
5,875,351 5,875,351
27 27
k. PrePaid
0 0
52 52
l. Bankruptcy
799,667 799,667
8 8
unknown
126,050,711 116,431,503 3,581,947 3,963,050 2,074,211
568 534 14 13 7
577,021,968
18,328,773
8,509,959
6,148,357
5,875,351
0
799,667
3,505
92
33
33
27
52
8
Cml
Reporting
Date
Remit Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch Interest
Remit PI
PMT
Remit PPP
02/28/2007 641,222,607 637,117,508 5 56,454 4,465,588 4,194,237 4,733,239 8,109
03/31/2007 634,916,466 628,673,798 45,891 4,418,748 4,153,410 4,688,028 8,653
04/30/2007 628,673,798 624,644,714 28,570 3,971,255 4,104,218 4,640,076 28,526
05/31/2007 621,309,748 616,684,074 22,740 3,921,834 4,052,058 4,589,016 44,226
5
153,654
16,777,425
16,503,924
18,650,359
89,514
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
03/31/2007 Loan appears to have a potential deferment. 0 9
Motion for relief of stay needed on BK loan. 2 2
03/31/2007
Sum:
2
11
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
04/30/2007 Loan appears to have an amortization method disagreement. 2 2
Loan appears to have a potential deferment. 2 11
No payment has been received since transfer, early payment default. 19 19
04/30/2007
Sum:
23
32
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
05/31/2007 Loan appears to have a potential deferment. 9 9
Motion for relief of stay needed on BK loan. 2 2
No payment has been received since transfer, early payment default. 1 15
Property depreciation appears to be excessive. 2 2
05/31/2007
Sum:
14
28
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
05/31/2007 Consider Repurchase Claim 0 10
MR Follow-up Required in 60 days 0 4
No Action Required 3 3
Response Needed 1 1
05/31/2007
Sum:
4
18
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
04/30/2007 Consider Repurchase Claim 14 14
MR Follow-up Required in 60 days 5 5
No Action Required 2 2
04/30/2007
Sum:
21
21
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
03/31/2007 No Action Required 2 2
03/31/2007
Sum:
2
2
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline